LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 5,331,789	R$ 5,180,691
Additions/updates	272,869	977,234
Depreciation (1)	(389,580)	(825,467)
Right-of-Use Assets, Write-Offs		(669)
Ending Balance	5,215,078	5,331,789
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,652,380	3,475,569
Additions/updates	113,526	618,637
Depreciation (1)	(221,725)	(441,499)
Right-of-Use Assets, Write-Offs		(327)
Ending Balance	3,544,181	3,652,380
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	186,056	175,043
Additions/updates	87,491	212,173
Depreciation (1)	(71,348)	(200,883)
Right-of-Use Assets, Write-Offs		(277)
Ending Balance	202,199	186,056
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	191,356	114,392
Additions/updates	71,852	135,659
Depreciation (1)	(35,547)	(58,630)
Right-of-Use Assets, Write-Offs		(65)
Ending Balance	227,661	191,356
Ships and boats
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,261,270	1,373,338
Additions/updates		10,765
Depreciation (1)	(60,388)	(122,833)
Right-of-Use Assets, Write-Offs
Ending Balance	1,200,882	1,261,270
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	40,727	42,349
Additions/updates
Depreciation (1)	(572)	(1,622)
Right-of-Use Assets, Write-Offs
Ending Balance	R$ 40,155	R$ 40,727